Shareholder Report, Holdings (Details)	Jun. 30, 2024
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Newpark Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | American Superconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | VSE Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | QuinStreet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Shoe Carnival [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | CRA International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Arlo Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Newpark Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | American Superconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | VSE Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | QuinStreet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Shoe Carnival [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Arlo Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | C E C O Enviromental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | C R A Internationa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Shoe Carnival [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Sanmina Corporatio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | M I Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Silver Bow Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Pulte Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Chord Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Flex [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | E Plus [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Evercore Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Univest Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Shoe Carnival [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Silver Bow Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Pulte Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Chord Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Flex [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund - Small-Cap Portfolio - Service Class | E Plus [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Univest Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Sanmina Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund - Small-Cap Portfolio - Service Class | M Or I Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Evercore Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%